Legal Information - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) Vote Facility Plant $ / shares shares	Dec. 31, 1993	Dec. 31, 2019 ARS ($) shares
Disclosure of general information about financial statements [line items]
Fiscal year	96 years
Number of factories | Facility	9
Number of plants | Plant	11
Name of ultimate parent company	InterCement Trading e Inversiones S.A.
Capital | $	$ 59,603		$ 59,603
Number of common shares issued | shares	596,026,000		596,026,000
Par value per share | $ / shares	$ 0.10
Number of votes per share | Vote	1
Ferrosur Roca S.A. [member]
Disclosure of general information about financial statements [line items]
Concession extension period	10 years
Concession period		30 years
InterCement Trading e Inversiones S.A. [member]
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company	51.0437%